INCOME TAX (Schedule of Reconciliation of Effective Statutory Income Tax Rates) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Major components of tax expense (income) [abstract]
Canadian statutory tax rate	27.00%	27.00%
Income before income taxes	$ 73,503	$ 54,112
Income tax expense computed at Canadian statutory rates	19,846	14,610
Foreign tax rates different from statutory rate	(7,172)	(2,255)
Permanent items	2,567	760
Withholding taxes	1,191	2,782
Change in unrecognized deferred tax assets	(3,438)	(6,988)
Income tax expense	$ 12,994	$ 8,909